Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Comprehensive Income Loss
Net earnings	$ 9,388	$ 6,691	$ 5,793
Other comprehensive income (loss):
Unrealized holding gains (losses) on securities available for sale	11,117	(10,498)	5,371
Reclassification adjustment for gains on securities available for sale included in net earnings	(266)	(614)	(1,218)
Total other comprehensive income (loss), before income taxes	10,851	(11,112)	4,153
Income tax (benefit) expense related to other comprehensive (loss) income:
Unrealized holding gains (losses) on securities available for sale	4,330	(4,089)	2,091
Reclassification adjustment for gains on securities available for sale included in net earnings	(104)	(239)	(474)
Total income tax expense (benefit) related to other comprehensive income (loss)	4,226	(4,328)	1,617
Total other comprehensive income (loss), net of tax	6,625	(6,784)	2,536
Total comprehensive income (loss)	$ 16,013	$ (93)	$ 8,329